SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, other than those items disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

On May 16, 2022, the Company and Dragonfly Energy Corp., a Nevada corporation (“Dragonfly”) announced the execution of an Agreement and Plan of Merger, dated as of May 15, 2022, by and among the Company, Dragonfly and Bronco Merger Sub, Inc., a Nevada corporation and a direct, wholly owned subsidiary of the Company (“Merger Sub”).

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.